Future Contract Benefit (Summary of Changes in Present values of Expected Net Premiums and LFPB) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present Value of Expected LFBP [Abstract]
Liability for Future Policy Benefits, Total	$ 38,826	$ 41,425
Traditional Life [Member]
Present Value of Expected Net Premiums [Abstract]
Balance as of beginning-of-period	6,858	6,086
Beginning balance of original discount rate	5,975	4,849
Effect of changes in cash flow assumptions		(484)	$ (89)
Effect of actual variances from expected experience		50	277
Adjusted balance as of beginning-of-year	5,541	5,037
Issuances	1,656	1,379
Interest accrual	222	228
Net premium collected	(765)	(647)
Flooring impact of LFPB	(9)	(22)
Ending balance of original discount rate	6,645	5,975
Effect of cumulative changes in discount rate assumptions	(582)	883
Balance as of end-of-period	6,063	6,858
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-period	11,008	10,512
Beginning balance of original discount rate	9,447	8,332
Effect of changes in cash flow assumptions		(415)	(95)
Effect of actual variances from expected experience		69	295
Adjusted balance as of beginning-of-period	9,101	8,532
Issuance	1,655	1,379
Interest accrual	356	362
Benefit payments	(755)	(826)
Ending balance of original discount rate	10,357	9,447
Effect of changes in discount rate assumptions	(785)	1,561
Balance as of end-of-period	9,572	11,008
Liability for Future Policy Benefits, Total	3,509	4,150
Less: reinsurance recoverables	532	688
Net balance as of end-of-period, net of reinsurance	$ 2,977	$ 3,462
Weighted-average duration of future policyholder benefit liability (years)	10 years	11 years
Payout Annuities [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-period	$ 2,512	$ 2,668
Beginning balance of original discount rate	2,246	2,253
Effect of actual variances from expected experience		3	(3)
Adjusted balance as of beginning-of-period	2,249	2,250
Issuance	122	96
Interest accrual	84	84
Benefit payments	(188)	(184)
Ending balance of original discount rate	2,267	2,246
Effect of changes in discount rate assumptions	(263)	266
Balance as of end-of-period	2,004	2,512
Liability for Future Policy Benefits, Total	2,004	2,512
Less: reinsurance recoverables	3	3
Net balance as of end-of-period, net of reinsurance	$ 2,001	$ 2,509
Weighted-average duration of future policyholder benefit liability (years)	9 years	11 years
Deferred Profit Liability	$ 38	$ 22	5
Ul and Other [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-period	12,556	12,308
Balance as of beginning-of-year, excluding shadow balance in AOCI	11,443	10,375
Effect of changes in cash flow assumptions		3,108	(115)
Effect of actual variances from expected experience		195	107
Adjusted balance as of beginning-of-period	14,746	10,367
Issuance	7	2
Interest accrual	626	498
Net assessments collected	972	956
Benefit payments	(628)	(380)
Balance as of end-of-period, excluding shadow balance in AOCI	15,723	11,443
Balance as of end-of-period	14,818	12,556
Liability for Future Policy Benefits, Total	14,818	12,556
Less: reinsurance recoverables	856	368
Net balance as of end-of-period, net of reinsurance	$ 13,962	$ 12,188
Weighted-average duration of future policyholder benefit liability (years)	17 years	18 years
Group Protection Segment [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-period	$ 5,936	$ 5,939
Beginning balance of original discount rate	5,674	5,422
Effect of changes in cash flow assumptions		15	(31)
Effect of actual variances from expected experience		(117)	$ (133)
Adjusted balance as of beginning-of-period	5,572	5,258
Issuance	1,777	1,597
Interest accrual	141	145
Benefit payments	(1,431)	(1,326)
Ending balance of original discount rate	6,059	5,674
Effect of changes in discount rate assumptions	(597)	262
Balance as of end-of-period	5,462	5,936
Liability for Future Policy Benefits, Total	5,462	5,936
Less: reinsurance recoverables	127	150
Net balance as of end-of-period, net of reinsurance	5,335	5,786
Deferred Profit Liability	$ 4	$ 5